- GOING CONCERN	6 Months Ended
Jun. 30, 2015
- GOING CONCERN [Abstract]
- GOING CONCERN

NOTE 10 - GOING CONCERN

The Company's financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. As of June 30, 2015, the Company had an accumulated deficit of $47,475,593, negative working capital of $1,218,231, and negative cash flows from the six months ended June 30, 2015 of $51,916, raising substantial doubt about its ability to continue as a going concern. During the six months ended June 30, 2015, the company financed its operations through the sale of securities, proceeds received from sale of mining claims, and issuance of debt.

Management's plan to address the Company's ability to continue as a going concern includes obtaining additional funding from the sale of the Company's securities and establishing revenues.  Although management believes that it will be able to obtain the necessary funding to allow the Company to remain a going concern through the methods discussed above, there can be no assurances that such methods will prove successful. Should we be unsuccessful, the Company may need to discontinue its operations.